Equity Compensation Plans - Fair Value Measurement of the Granted Options and Rights - Details (Detail) - 12 months ended Dec. 31, 2018	EUR (€) € / shares	BRL (R$)	R$ / shares
2018 to 2020 plan equity component [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (euro) | €	€ 0
Nominal value | € / shares	€ 0.63
Expected dividends | €	€ 0
Stock Option Plan 2011 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (euro) | R$		R$ 8.84
Stock option plan, volatility	51.73%	51.73%
Period	6	6
Interest rate	11.94%	11.94%
Stock Option Plan 2012 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (euro) | R$		R$ 8.96
Stock option plan, volatility	50.46%	50.46%
Period	6	6
Interest rate	8.89%	8.89%
Stock Option Plan 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (euro) | R$		R$ 8.13
Stock option plan, volatility	48.45%	48.45%
Period	6	6
Interest rate	10.66%	10.66%
Stock Option Plan 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (euro) | R$		R$ 13.42
Stock option plan, volatility	44.60%	44.60%
Period	6	6
Interest rate	10.66%	10.66%
Stock Option Plan 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (euro) | R$		R$ 8.45
Stock option plan, volatility	35.50%	35.50%
Period	6	6
Interest rate	16.10%	16.10%
Stock Option Plan 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (euro) | R$		R$ 8.1
Stock option plan, volatility	36.70%	36.70%
Period	6	6
Interest rate	11.73%	11.73%
2018 to 2020 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Nominal value | R$ / shares			R$ 14.41
Stock option plan, volatility	0.00%	0.00%
Period	3	3
Interest rate	0.00%	0.00%
CEO [member] | 2018 to 2020 plan equity component [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (euro) | €	€ 0
Nominal value | € / shares	€ 0.51
Expected dividends | €	€ 0
INWIT S.p. A [member] | 2018 to 2020 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (euro) | €	€ 0
Nominal value | € / shares	€ 6.208
Expected dividends | €	€ 0.19